Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands						1 Months Ended		12 Months Ended
	Jan. 01, 2020 shares	Oct. 12, 2018 USD ($) shares	Oct. 12, 2018 CAD ($) $ / shares shares	Jan. 16, 2018 USD ($) shares	Jan. 16, 2018 CAD ($) shares	Jun. 30, 2019 shares	Oct. 30, 2018 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 $ / shares
Description of share issuances [line items]
Share issuance costs | $		$ 2,000								$ 2,467
Subscription receipts, price | $ / shares			$ 4.75
Borrowings | $								$ 264,049	$ 264,049	$ 214,559	$ 214,559			$ 43,461
Proceeds from issuance of private placement		$ 75,000	$ 97,500
Underwriting cash fee		5.00%	5.00%
Number of share options granted								359,210		543,052
Share-based compensation expense | $								$ 5,017		$ 5,649
Number of other equity instruments outstanding								24,051,190	24,051,190			24,051,190
Share Capital
Description of share issuances [line items]
Number of shares issued								113,500,000	113,500,000			113,500,000
Number of shares outstanding								113,452,363	113,452,363	110,425,401	110,425,401	113,452,363		80,949,759
Share issuance costs | $										$ 2,467
Option Plan [member]
Description of share issuances [line items]
Percentage of outstanding stock at grant date								10.00%
Share-based compensation expense | $								$ 900		1,000
Weighted average exercise price of options exercisable | $ / shares												$ 5.32
Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Share-based compensation expense | $								$ 3,900		$ 4,600
Directors Officers And Employees [member] | Option Plan [member]
Description of share issuances [line items]
Number of share options granted								400,000		500,000
Share Purchase Warrants [member]
Description of share issuances [line items]
Number of other equity instruments issued										1,575,000
Weighted average exercise price of other equity instruments outstanding | $ / shares												$ 12.00	$ 11.90		$ 12.45
Number of other equity instruments exercised								363,235		127,915
Weighted average exercise price of other equity instruments issued | $ / shares											$ 5.35
Share Purchase Warrants [member] | Subsequent event [member]
Description of share issuances [line items]
Number of other equity instruments exercised	932,647
Performance Based Restricted Share Units [member]
Description of share issuances [line items]
Number of other equity instruments issued										(121,550)
Number of other equity instruments exercised								129,706
Number of other equity instruments granted								143,740		822,100
Performance Based Restricted Share Units [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments issued								100,000		100,000
Award vesting period								3 years
Performance Based Restricted Share Units [member] | Bottom of range [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Award vesting percentage								50.00%
Adjustment factor								0
Performance Based Restricted Share Units [member] | Top of range [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Award vesting percentage								150.00%
Adjustment factor								3.0
Performance Based Restricted Share Units [member] | Directors Officers And Employees [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments granted								100,000		100,000
Performance Based Restricted Share Units [member] | Chairman [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments granted										800,000
Weighted average grant date fair value of other equity instruments | $										$ 1,900	$ 1,900
Restricted Share Units [member]
Description of share issuances [line items]
Number of other equity instruments issued										(287,634)
Number of other equity instruments exercised								220,289
Number of other equity instruments granted								488,560		690,998
Restricted Share Units [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments issued								200,000		300,000
Number of other equity instruments granted								500,000		700,000
Weighted average share price of other equity instruments granted | $ / shares									$ 5.65		$ 6.40
Cash Settled Restricted Share Units [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments granted								200,000		0
Weighted average grant date fair value of other equity instruments | $												$ 6,110
Fair value of cash settled share-based payment awards | $								$ 200	$ 200
Share Purchase Warrants [member]
Description of share issuances [line items]
Number of other equity instruments exercised								155,000
Brokered Private Placement [member]
Description of share issuances [line items]
Number of shares issued during the period		6,843,000	6,843,000
Non Brokered Private Placement [member]
Description of share issuances [line items]
Number of shares issued during the period		13,683,320	13,683,320
Pacific Road Resources Funds [member]
Description of share issuances [line items]
Number of shares issued during the period				4,200,000	4,200,000
Proceeds from share issuance				$ 15,200	$ 19,200
Share issuance costs | $				$ 500
Sprott [member]
Description of share issuances [line items]
Borrowings | $							$ 20,000
Sprott [member] | Share Purchase Warrants [member]
Description of share issuances [line items]
Number of shares issued during the period							400,000
Number of other equity instruments issued							875,000
Award vesting period							4 years 3 months
Weighted average exercise price of other equity instruments issued | $ / shares							$ 5.70
Sandstorm [member]
Description of share issuances [line items]
Number of shares issued during the period						2,200,000